Short term investments	3 Months Ended
Mar. 31, 2018
Short term investments
Short term investments

6. Short term investments

Investments are comprised of:

	March 31, 2018 (Unaudited)	December 31, 2017

Other short-term investments	50.3	57.3
Investment funds	577.4	978.8

	627.7	1.036.1

Investment funds is comprised of Brazilian government bonds and bank notes, denominated in Reais, with financial institutions (deposit certificates) and debentures issued by B and BB+ risk rated companies bearing an accumulated average interest rate of 102.8% of CDI - Interbank Deposit Certificate rate. Brazilian government bonds are comprised of National Treasury Bills (“LTN”), National Financial Bills (“LFT”) and National Treasury Notes (“NTN”).

Short-term investments are classified as financial assets at fair value through profit or loss.